Cover	Aug. 10, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2021
Entity File Number	001-39139
Entity Registrant Name	CURIOSITYSTREAM INC.
Entity Central Index Key	0001776909
Entity Tax Identification Number	84-1797523
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8484 Georgia Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	(301)
Local Phone Number	755-2050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CURI
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	CURIW
Security Exchange Name	NASDAQ